Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provisions [Abstract]
Provisions
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Current liabilities
Non-refundable sales tax	6,172	2,469